N-4	Mar. 02, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	Mar. 02, 2026
Amendment Flag	false
Monument Advisor Contract No. JNL-2300
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The supplement dated October 10, 2025 contained incorrect fee and return information for the NVIT International Equity Fund.Accordingly, the following changes apply to the prospectus:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust – NVIT International Equity Fund: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 24, 2025 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	1.23%*	0.00%	1.23%	11.01%	6.92%	5.77%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust – NVIT International Equity Fund: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 24, 2025 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	1.23%*	0.00%	1.23%	11.01%	6.92%	5.77%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Monument Advisor Contract No. JNL-2300 | Nationwide Variable Insurance Trust - NVIT International Equity Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust – NVIT International Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	5.77%
Monument Advisor Select
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The supplement dated October 10, 2025 contained incorrect fee and return information for the NVIT International Equity Fund.Accordingly, the following changes apply to the prospectus:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust – NVIT International Equity Fund: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 24, 2025 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	1.23%*	0.00%	1.23%	11.01%	6.92%	5.77%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust – NVIT International Equity Fund: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 24, 2025 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	1.23%*	0.00%	1.23%	11.01%	6.92%	5.77%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Monument Advisor Select | Nationwide Variable Insurance Trust - NVIT International Equity Fund Class II
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust – NVIT International Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	5.77%